PAINEWEBBER GLOBAL INCOME FUND                                SEMIANNUAL REPORT

                                                                  June 15, 1999


Dear Shareholder,

We are pleased to present you with the semiannual report for the PaineWebber Global Income Fund (the "Fund") for the six-month period ended April 30, 1999.

MARKET OVERVIEW
-------------------------------------------------------------------------------

[GRAPHIC]

Developed bond markets, as measured by the Salomon Brothers World Government Bond Index (WGBI), gained 2.28% on a currency-hedged basis for the six months ended April 30, 1999. Individual market performance diverged considerably during the period: European bonds did well; the U.S. posted slight losses; and Japanese bonds generated small positive returns. The differences in market performance reflected differences in the countries' rates of economic growth over the period.

World inflation remained under control, near 30-year lows. Currencies of commodity-based economies such as Canada and Australia performed well, benefiting from the stabilization of the emerging markets' crisis.

The WGBI lost 3.35% for the six-month period on an unhedged basis, reflecting U.S. dollar appreciation against the yen and euro. In contrast, the U.S. market as measured by the Lehman Brothers U.S. Government Bond Index lost 0.95% over the same period. Emerging market debt recovered from the distressed pricing environment of last October, and gained 15.87% for the period as measured by the JP Morgan Emerging Markets Bond Index Plus.

PORTFOLIO REVIEW
-------------------------------------------------------------------------------

[GRAPHIC]

PERFORMANCE

The Fund's total return consists of the change in net asset value with dividends re-invested. For the six-month period ended April 30, 1999, without deducting sales charges, Class A shares lost 1.07%, Class B shares lost 1.50%, Class C shares lost 1.41% and Class Y shares lost 1.00%.

The Fund's total return may be lower for shareowners who purchased or redeemed Fund shares during the period. After deducting the maximum applicable sales charges, Class A shares lost 5.02%, Class B shares lost 6.31% and Class C shares lost 2.14%. Class Y shares are not subject to sales charges.

HIGHLIGHTS

The Fund's primary market allocation strategy remained constant over the period. Fund duration--a measure of exposure to interest rate risk--was short in Europe and Japan (i.e., a lower level of risk than that of the WGBI) and neutral in the United States. We shifted our yield curve strategy in the United Kingdom, positioning the Fund to benefit if short-term rates there fall and the curve returns to normal (that is, longer maturities yield more than shorter maturities). In Germany we adopted a bias to a yield curve "flattening" (meaning the yield difference between short and long maturities is diminishing). We reduced the Fund's currency position in Europe from 29.1% at October 31, 1998 to 24.7% at April 30, 1999, and increased its exposure to Japan from zero to 5.3% over the same period. Both positions were below WGBI weightings at period-end.*

* Portfolio weightings represent percentages of portfolio assets as of April 30, 1999. The Fund's portfolio is actively managed and its composition will vary over time.

-------------------------------------------------------------------------------

PaineWebber
Global Income Fund
FUND PROFILE

[ARROW] Goal:
High current income
consistent with prudent
investment risk;
secondarily capital
appreciation

[ARROW] Portfolio Managers:
Stuart Waugh and
William W. King,
Mitchell Hutchins Asset
Management Inc.

[ARROW] Total Net Assets:
$423.6 million as of
April 30, 1999

[ARROW] Dividend Payments:
Monthly

-------------------------------------------------------------------------------

[GRAPHIC]

PaineWebber
Global Income
Fund

Credit Quality*

AAA     61.5%
AA      16.2%
A        9.4%
BBB      3.1%
BB       4.3%
B        2.0%
A1/P1    3.5%
-------------------------------------------------------------------------------

SEMIANNUAL REPORT

OUTLOOK
-------------------------------------------------------------------------------

[ARROW]

GLOBAL ECONOMY

The prospects for global growth have brightened in recent months. The U.S. economy has shown surprising strength, emerging economies have stabilized and Europe is showing signs of moderate improvement. Most commodity prices have stabilized and crude oil prices have rebounded strongly, which bodes well for many resource-based developing countries. Many economies are benefiting from easy monetary policy.

Although the Japanese economy shows some encouraging signs of cyclical improvement, structural weaknesses remain. With short-term rates near zero and large fiscal deficits, Japan has reached the limits of conventional stimulus measures.

Despite signs of recovery overseas, worldwide excess manufacturing capacity is likely to continue exerting downward pressure on inflation. Without such pressure, risk premiums in the world's bond markets would be too low.

DURATION STRATEGY

Although yields in most markets have risen in recent months, we still believe that a cautious approach to risk is appropriate going forward. Reflecting this view, the Fund's overall duration is currently low, at about four years. We believe the Fund is well structured for a global economy in which growth is stabilizing and inflation could increase moderately. The Fund's largest concentration is an 18% exposure to intermediate maturity U.S. corporate bonds. The Fund holds a 5% position in U.S. Treasury inflation protected securities as a hedge against an increase of inflation.*

MARKET ALLOCATION

The Fund's primary market concentrations are in government and corporate bonds in the United States (47.1%) and the United Kingdom (14.9%). The Fund is underexposed to European bonds relative to the WGBI and has no exposure to yen-denominated bonds. Yields in both Europe and Japan are near historical lows.

CURRENCY STRATEGY

As noted above, the Fund is underweighted in European currencies and the yen. While we intend to vary these exposures depending on economic developments and technical analysis, our general bias is to increase allocations to foreign currencies.

Cyclical factors have had the greatest impact on currency trends in recent months. Strong economic growth in the United States has put upward pressure on U.S. interest rates, strengthening the U.S. dollar versus the euro and the yen. However, the U.S. current account balance has deteriorated sharply and over the next few years is expected to reach record lows in relation to gross domestic product. The dollar could be vulnerable if the current account deficit changed investors' perceptions about the investment merits of the United States.

* Portfolio weightings represent percentages of portfolio assets as of april 30, 1999. The Fund's portfolio is actively managed and its composiiton will vary over time.

-------------------------------------------------------------------------------

PaineWebber
Global Income
Fund

Currency Exposure*

[Pie Chart]

Unhedged--Europe       24.7
Hedged                  2.7
Unhedged--Australia    12.1
US $                   60.5

-------------------------------------------------------------------------------

PaineWebber
Global Income
Fund

U.S. Treasury and
U.S. Corporates        47.1%

Europe                 33.8%

Other                   9.0%

Australia, Canada &
New Zealand             8.3%

Cash Equivalents        1.8%

-------------------------------------------------------------------------------

PAINEWEBBER GLOBAL INCOME FUND                                SEMIANNUAL REPORT


CREDIT AND EMERGING MARKET STRATEGY

The Fund recently bought noninvestment grade emerging market debt--primarily Brady bonds issued by Brazil, Mexico, Panama and the Philippines (11.6%).* The latter three are solid BB-rated credits. We believe their creditworthiness will improve if world growth recovers. We invested in Brazilian debt because we think the government initially will succeed in meeting the fiscal targets specified in its IMF agreement and will be able to lower interest rates over the next several quarters. Lower rates increase the chances that Brazil can remain in compliance with IMF targets--if it can, we believe Brazil's external debt will continue to gain value.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For a Quarterly Review on PaineWebber Global Income Fund or another fund in the PaineWebber Family of Funds,(1) please contact your Financial Advisor.

Sincerely,

/s/ Margo Alexander
-------------------
Margo Alexander
Chairman and Chief Executive Officer
Mitchell Hutchins Asset Management Inc.

/s/ Stuart Waugh
-------------------
Stuart Waugh
Managing Director
Mitchell Hutchins Asset Management Inc.
Portfolio Manager, Global Income Fund

/s/ Brian M. Storms
-------------------
Brian M. Storms
President and Chief Operating Officer
Mitchell Hutchins Asset Management Inc.

/s/ William W. King
-------------------
William W. King
First Vice President
Mitchell Hutchins Asset Management Inc.
Portfolio Manager, Global Income Fund


This letter is intended to assist shareholders in understanding how the Fund performed during the six-month period ended April 30, 1999, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your Financial Advisor regarding your personal investment program.

(1) Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risk, charges and expenses and should be read carefully before investing.

* Portfolio weightings represent percentages of portfolio assets as of April 30, 1999. The Fund's portfolio is actively managed and its composition will vary over time.

PAINEWEBBER GLOBAL INCOME FUND

PERFORMANCE RESULTS (unaudited)



                                         Net Asset Value                              Total Return(1)
                             ----------------------------------------       -----------------------------------
                              04/30/99        10/31/98        04/30/98          12 Months            6 Months
                                                                            Ended 04/30/99       Ended 04/30/99
---------------------------------------------------------------------------------------------------------------------------
Class A Shares                $10.18          $10.58           $10.17            6.00%                (1.07)%
Class B Shares                 10.14           10.54            10.14            5.02                 (1.50)
Class C Shares                 10.17           10.58            10.16            5.45                 (1.41)

Performance Summary Class A Shares
                                  Net Asset Value
                             -----------------------        Capital Gains    Dividends    Paid from    Total
Period Covered               Beginning        Ending         Distributed       Paid        Capital    Return(1)
---------------------------------------------------------------------------------------------------------------------------
07/01/91-12/31/91             $10.40          $11.05          $0.0100          $0.4800        --        11.11%
1992                           11.05           10.42           0.1644           0.6029        --         1.22
1993                           10.42           10.97           0.1445           0.7486        --        14.16
1994                           10.97            9.90           0.0009           0.3213      $0.3178     (3.89)
1995                            9.90           10.44             --             0.7325        --        13.20
1996                           10.44           10.44             --             0.7113        --         7.13
1997                           10.44           10.14             --             0.5914       0.0899      3.84
1998                           10.14           10.58             --             0.6125       0.0814     10.74
01/01/99-04/30/99              10.58           10.18             --             0.1925         --       (1.97)
---------------------------------------------------------------------------------------------------------------------------
                                                     Totals:  $0.3198          $4.9930      $0.4891
---------------------------------------------------------------------------------------------------------------------------
                                                                       Cumulative Total Return
                                                                         as of 4/30/99:                 68.68%

Performance Summary Class B Shares
                                  Net Asset Value
                             -----------------------        Capital Gains    Dividends    Paid from    Total
Period Covered               Beginning        Ending         Distributed       Paid        Capital    Return(1)
---------------------------------------------------------------------------------------------------------------------------
03/20/87-12/31/87             $10.00          $10.86          $0.1800          $0.6647        --        17.58%
1988                           10.86           10.64           0.1489           1.3436        --        12.15
1989                           10.64           10.25             --             0.9200        --         5.44
1990                           10.25           10.87             --             1.1300        --        17.72
1991                           10.87           11.05           0.0100           0.7300        --        10.75
1992                           11.05           10.41           0.1644           0.5214        --         0.38
1993                           10.41           10.96           0.1445           0.6689        --        13.36
1994                           10.96            9.87           0.0009           0.2852      $0.2810     (4.77)
1995                            9.87           10.41             --             0.6538        --        12.39
1996                           10.41           10.41             --             0.6336        --         6.34
1997                           10.41           10.11             --             0.5240       0.0804      3.06
1998                           10.11           10.54             --             0.5249       0.0699      9.73
01/01/99-04/30/99              10.54           10.14             --             0.1629         --       (2.26)
---------------------------------------------------------------------------------------------------------------------------
                                                     Totals:  $0.6487          $8.7630      $0.4313
---------------------------------------------------------------------------------------------------------------------------
                                                                       Cumulative Total Return
                                                                          as of 4/30/99:               172.66%

Performance Summary Class C Shares
                                  Net Asset Value
                             -----------------------        Capital Gains    Dividends    Paid from    Total
Period Covered               Beginning        Ending         Distributed       Paid        Capital    Return(1)
---------------------------------------------------------------------------------------------------------------------------
07/02/92-12/31/92             $10.94          $10.42          $0.1644          $0.3744        --         0.10%
1993                           10.42           10.97           0.1445           0.6973        --        13.64
1994                           10.97            9.89           0.0009           0.2978      $0.2938     (4.43)
1995                            9.89           10.42             --             0.6801        --        12.54
1996                           10.42           10.43             --             0.6592        --         6.70
1997                           10.43           10.13             --             0.5482       0.0836      3.33
1998                           10.13           10.58             --             0.5540       0.0736     10.22
01/01/99-04/30/99              10.58           10.17             --             0.1751         --       (2.23)
---------------------------------------------------------------------------------------------------------------------------
                                                     Totals:  $0.3098          $3.9861      $0.4510
---------------------------------------------------------------------------------------------------------------------------
                                                                       Cumulative Total Return
                                                                         as of 4/30/99:                 45.36%
---------------------------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends, capital gains and other distributions at net asset value on the payable dates and do not include sales charges; results would be lower if sales charges were included.

Note: The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and may invest in PaineWebber mutual funds. For the six months ended April 30, 1999 and since inception, August 26, 1991 through April 30, 1999, Class Y shares had a total return of (1.00)% and 70.13%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PaineWebber Global Income Fund

Performance Results (unaudited) (concluded)


Average Annual Total Return

                                    % Return Without Deducting                    % Return After Deducting
                                       Maximum Sales Charge                         Maximum Sales Charge
                                ------------------------------------             ---------------------------

Class                            A*            B**             C***               A*          B**       C***
---------------------------------------------------------------------------------------------------------------
Twelve Months Ended 03/31/99    6.88%         5.90%            6.43%             2.63%       0.90%     5.68%
---------------------------------------------------------------------------------------------------------------
Five Years Ended 03/31/99       6.38          5.54             5.86              5.52        5.23      5.86
---------------------------------------------------------------------------------------------------------------
Ten Years Ended 03/31/99        N/A           7.76             N/A               N/A         7.76      N/A
---------------------------------------------------------------------------------------------------------------
Commencement of Operations
   Through 03/31/99             6.96          8.68             5.71              6.41        8.68      5.71
---------------------------------------------------------------------------------------------------------------

* Maximum sales charge for Class A shares is 4% of the public offering price. Class A shares bear ongoing 12b-1 service fees.
** Maximum contingent deferred sales charge for Class B shares is 5.0% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.
*** Maximum contingent deferred sales charge for Class C shares is 0.75% and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.
+ Commencement of operations dates are July 1, 1991, March 20, 1987 and July 2, 1992 for Class A, Class B and Class C shares, respectively.

Note: The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and may invest in PaineWebber mutual funds. For the twelve months ended March 31, 1999, for the five years ended March 31, 1999 and since inception August 26, 1991 through March 31, 1999, Class Y shares have an average annual total return of 7.26%, 6.69% and 7.24%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Funds shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investors shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER GLOBAL INCOME FUND

PORTFOLIO OF INVESTMENTS                              APRIL 30, 1999 (unaudited)


 Principal
  Amount                                                                 Maturity           Interest
  (000)*                                                                  Dates              Rates            Value
 --------                                                                --------           --------          -----
Long-Term Debt Securities--94.28%
Brazil--1.94%

US$  6,666   Federal Republic of Brazil, DCB ...................         04/15/12             5.938%@     $  4,216,245
US$  4,155   Federal Republic of Brazil ........................         04/15/04            11.625          4,019,963
                                                                                                          ------------
                                                                                                             8,236,208
                                                                                                          ------------
Canada--4.34%
    25,650   Government of Canada ..............................   03/01/01 to 09/01/01   7.000 to 7.500    18,401,183
                                                                                                          ------------
France--1.20%
     4,147   Government of France ..............................         10/25/25             6.000         5,085,980
                                                                                                          ------------
Germany--6.34%
    23,515   Federal Republic of Germany .......................   09/20/01 to 01/04/28   4.000 to 8.250    26,862,541
                                                                                                          ------------
Italy--3.27%
    10,647   Republic of Italy .................................         04/01/04             8.500         13,857,227
                                                                                                          ------------
Japan--1.08%
US$  4,520   Sony Corporation ..................................         03/04/03             6.125          4,560,892
                                                                                                          ------------
Korea--0.48%
US$  1,860   Republic of Korea .................................         04/15/08             8.875          2,022,750
                                                                                                          ------------
Luxembourg--1.61%
US$  7,000   Tyco International Group ..........................         01/15/09             6.125          6,822,851
                                                                                                          ------------
Mexico--3.27%
US$  4,820   Pemex Finance Limited .............................         11/15/03             6.125          4,814,312
US$  4,300   United Mexican States .............................         02/17/09            10.375          4,601,000
US$  5,145   United Mexican States Series B, DISC ..............         12/31/19             6.039@         4,431,131
                                                                                                          ------------
                                                                                                            13,846,443
                                                                                                          ------------
Netherlands--5.42%
    19,627   Government of Netherlands .........................   05/15/00 to 09/15/01  8.750 to 9.000    22,940,421
                                                                                                          ------------
Panama--1.12%
US$  6,074   Republic of Panama, PDI(2) ........................         07/17/16             5.938@         4,752,611
                                                                                                          ------------
Philippines--1.06%
US$  4,425   Republic of Philippines ...........................         04/15/08             8.875          4,469,693
                                                                                                          ------------
Poland--0.99%
US$  6,540   Republic of Poland, PAR ...........................         10/27/24             3.000#         4,201,950
                                                                                                          ------------
United Kingdom--14.81%
    34,170   United Kingdom Gilt ...............................   07/14/00 to 12/07/03   6.500 to 13.000   62,756,776
                                                                                                          ------------
United States--47.35%
     3,070   Associates Corporation of North America ...........         11/01/03             5.750          3,034,195
     9,692   Banc One Corporation ..............................         09/01/00             6.250          9,762,713
     6,060   CIT Group Incorporated ............................         02/15/04             5.500          5,929,031
    16,000   Clorox Corporation ................................         07/15/01             8.800         17,045,648
NZD 21,525   Federal National Mortgage Association .............         06/20/02             7.250         12,595,906
    20,170   Federal National Mortgage Association .............   04/15/03 to 05/15/08   5.750 to 6.000    20,299,542
    14,000   Ford Motor Capital Corporation BV .................         07/01/01             9.500         15,024,478
     5,815   General Motors Acceptance Corporation .............         11/10/03             5.750          5,744,313
     1,935   Phillip Morris Companies ..........................         02/01/07             7.200          2,004,410
    23,519   U.S. Treasury Inflation Index Bonds ...............   01/15/08 to 04/15/28       3.625         22,687,159
    85,825   U.S. Treasury Notes(1) ............................   08/31/00 to 02/15/29   4.625 to 6.500    86,449,021
                                                                                                          ------------
                                                                                                           200,576,416
                                                                                                          ------------
Total Long-Term Debt Securities (cost--$405,631,338)                                                       399,393,942
                                                                                                          ------------

PAINEWEBBER GLOBAL INCOME FUND


 Principal
  Amount                                                                 Maturity           Interest
  (000)*                                                                  Dates              Rates            Value
 --------                                                                --------           --------          -----
Short-Term Debt Securities--3.45%

Australia--0.97%
     6,260   Australia Treasury Bills, DISC ....................         05/20/99             4.620%+       $4,133,008
                                                                                                          ------------
United States--2.48%
    10,400   U.S. Treasury Notes (1) ...........................         08/15/99             8.000         10,497,500
                                                                                                          ------------
Total Short-Term Debt Securities (cost--$14,681,875)                                                        14,630,508
                                                                                                          ------------

Repurchase Agreement--1.79%
     7,581   Repurchase agreement dated 04/30/99
             with Dresdner Securities (USA) Inc.,
             collateralized $7,398,000 U.S. Treasury
             Notes, 6.250%, due 08/31/02 (value--
             $7,732,686); proceeds: $7,584,064
             (cost--$7,581,000) ................................         05/03/99             4.850          7,581,000
                                                                                                          ------------
Total Investments (cost--$427,894,213)--99.52% ........................................................    421,605,450
Other assets in excess of liabilities--0.48% ..........................................................      2,016,366
                                                                                                          ------------
Net Assets--100.00% ..................................................................................   $423,621,816
                                                                                                          ============

---------
Note: The Portfolio of Investments is listed by the issuer's country of origin.
   *  In local currency unless otherwise indicated.
   #  Reflects rate at April 30, 1999 on step coupon rate instruments.
   @ Floating rate securities -- the interest rates shown are the current rates as of April 30, 1999.
   +  Interest rate shown is discount rate at date of purchase.
 (1)  Security, or portion thereof, was on loan at April 30, 1999.
 (2)  Interest may be capitalized.
 DCB  Debt Conversion Bond.
DISC  Discount Bond.
 PAR  Par Bond.
 PDI  Past Due Interest Bond.

                See accompanying notes to financial statements

PAINEWEBBER GLOBAL INCOME FUND


Forward Foreign Currency Contracts

                                                                                                Unrealized
                                Contract to                                                    Appreciation
                                  Deliver        In Exchange for          Maturity Dates      (Depreciation)
                                  -------        ---------------          --------------       ------------
British Pounds ............      22,530,000     US$    36,278,055      05/26/99 to 06/08/99   $    47,072
British Pounds ............       7,960,000     US$    12,791,720            07/13/99              (4,617)
Canadian Dollars ..........       9,415,000     US$     6,257,893            05/05/99            (199,577)
Euro ......................       9,600,000     US$    10,393,920            05/17/99             243,392
Euro ......................       5,946,600     US$     6,422,744            05/24/99             132,205
Greek Drachma .............   2,592,759,000     US$     8,636,197            06/28/99             276,705
New Zealand Dollars .......      14,000,000     US$     7,053,700            07/06/99            (793,374)
U.S. Dollars ..............      39,295,617     EUR    36,146,600      05/14/99 to 05/24/99    (1,071,595)
U.S. Dollars ..............      22,561,505     JPY 2,683,083,125      05/19/99 to 05/24/99       (41,120)
U.S. Dollars ..............       8,480,551     GRD 2,592,759,000            06/28/99            (121,060)
U.S. Dollars ..............       6,874,000     NZD    14,000,000            07/06/99             973,074
                                                                                              -----------
                                                                                              $  (558,895)
                                                                                              ===========

---------
Currency Type Abbreviations:
EUR - Euro
GRD - Greek Drachma
JPY - Japanese Yen
NZD - New Zealand Dollars
US$ - United States Dollars


Investments by Type of Issuer
                                                                                   Percent of Net Assets
                                                                                  ------------------------
                                                                                  Long-term     Short-term
                                                                                  ---------     ----------
Government and other public issuers .........................................       77.77%         3.45%
Bank and other financial institutions .......................................        9.32           --
Industrial ..................................................................        7.19           --
Repurchase agreement                                                                 --            1.79
                                                                                    -----          ----
                                                                                    94.28%         5.24%
                                                                                    =====          ====

                 See accompanying notes to financial statements

PAINEWEBBER GLOBAL INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES                   APRIL 30, 1999 (unaudited)


Assets
Investments in securities, at value (cost--$427,894,213) .........................................  $421,605,450
Investments of collateral received for securities loaned .........................................    86,842,360
Receivable for investments sold ..................................................................    13,693,785
Interest receivable ..............................................................................     8,121,599
Unrealized appreciation on forward foreign currency contracts ....................................     1,672,448
Receivable for shares of beneficial interest sold ................................................        33,027
Other assets .....................................................................................       108,645
                                                                                                    ------------
Total assets .....................................................................................   532,077,314
                                                                                                    ------------

Liabilities
Collateral for securities loaned .................................................................    86,842,360
Payable for investments purchased ................................................................    17,476,500
Unrealized depreciation on forward foreign currency contracts ....................................     2,231,343
Payable for shares of beneficial interest repurchased ............................................     1,194,140
Payable to affiliates ............................................................................       375,567
Accrued expenses and other liabilities ...........................................................       335,588
                                                                                                    ------------
Total liabilities ................................................................................   108,455,498
                                                                                                    ------------

Net Assets
Beneficial interest--$0.001 par value (unlimited amount authorized) ..............................   449,030,183
Distributions in excess of net investment income .................................................    (4,671,414)
Accumulated net realized losses from investment and foreign currency transactions ................   (13,740,093)
Net unrealized depreciation of investments, other assets, liabilities and
    forward contracts denominated in foreign currencies ..........................................    (6,996,860)
                                                                                                    ------------
Net assets .......................................................................................  $423,621,816
                                                                                                    ============

Class A:
Net assets .......................................................................................  $366,604,616
                                                                                                    ------------
Shares outstanding ...............................................................................    36,029,902
                                                                                                    ------------
Net asset value and redemption value per share ...................................................        $10.18
                                                                                                          ======
Maximum offering price per share (net asset value plus sales charge of 4.00% of offering price) ..        $10.60
                                                                                                          ======

Class B:
Net assets .......................................................................................  $ 22,189,273
                                                                                                    ------------
Shares outstanding ...............................................................................     2,189,350
                                                                                                    ------------
Net asset value and offering price per share .....................................................        $10.14
                                                                                                          ======

Class C:
Net assets .......................................................................................  $ 24,622,211
                                                                                                    ------------
Shares outstanding ...............................................................................     2,420,452
                                                                                                    ------------
Net asset value and offering price per share .....................................................        $10.17
                                                                                                          ======

Class Y:
Net assets .......................................................................................  $ 10,205,716
                                                                                                    ------------
Shares outstanding ...............................................................................     1,003,364
                                                                                                    ------------
Net asset value, offering price and redemption value per share ...................................        $10.17
                                                                                                          ======
                                                                                                          ======

                See accompanying notes to financial statements

PAINEWEBBER GLOBAL INCOME FUND


STATEMENT OF OPERATIONS

                                                                                                    For the Six
                                                                                                    Months Ended
                                                                                                   April 30, 1999
                                                                                                     (unaudited)
                                                                                                     -----------
Investment income:

Interest (net of foreign withholding taxes) .....................................................    $15,346,385
                                                                                                     -----------


Expenses:

Investment advisory and administration fees .....................................................      1,599,063
Service fees--Class A ...........................................................................        406,446
Service and distribution fees--Class B ..........................................................        138,248
Service and distribution fees--Class C ..........................................................         87,306
Transfer agency and related services fees .......................................................        215,954
Custody and accounting ..........................................................................        128,078
Reports and notices to shareholders .............................................................         75,145
Legal and audit .................................................................................         56,725
State registration fees .........................................................................         26,513
Trustees' fees ..................................................................................          5,250
Other expenses ..................................................................................         11,253
                                                                                                    ------------
                                                                                                       2,749,981
                                                                                                    ------------
Net investment income ...........................................................................     12,596,404
                                                                                                    ------------


Realized and unrealized gains (losses) from investment activities:

Net realized gains (losses) from:
  Investment transactions .......................................................................      7,173,077
  Foreign currency transactions .................................................................       (794,523)
Net change in unrealized appreciation (depreciation) of :
  Investments ...................................................................................    (22,424,053)
  Other assets, liabilities and forward contracts denominated in foreign currencies .............     (1,412,675)
                                                                                                    ------------
Net realized and unrealized losses from investment activities ...................................    (17,458,174)
                                                                                                    ------------
Net decrease in net assets from operations ......................................................    $(4,861,770)
                                                                                                     ===========

                See accompanying notes to financial statements

PAINEWEBBER GLOBAL INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                                     For the Six
                                                                                     Months Ended       For the
                                                                                    April 30, 1999     Year Ended
                                                                                     (unaudited)    October 31, 1998
                                                                                    --------------  ----------------
From operations:
Net investment income ...........................................................   $  12,596,404    $  32,039,065
Net realized gains (losses) from investments and foreign currency transactions ..       6,378,554
                                                                                                        (3,166,160)
Net change in unrealized appreciation/depreciation of investments, other assets,
  liabilities and forward contracts denominated in foreign currencies ...........     (23,836,728)      16,750,259
                                                                                    -------------    -------------
Net increase (decrease) in net assets resulting from operations .................      (4,861,770)      45,623,164
                                                                                    -------------    -------------

Dividends and distributions to shareholders:
From net investment income--Class A .............................................     (10,723,389)     (21,497,232)
From net investment income--Class B .............................................        (649,585)      (2,563,608)
From net investment income--Class C .............................................        (671,437)      (1,401,794)
From net investment income--Class Y .............................................        (302,829)        (488,585)
In excess of net investment income--Class A .....................................            --         (1,981,230)
In excess of net investment income--Class B .....................................            --           (207,140)
In excess of net investment income--Class C .....................................            --           (126,752)
In excess of net investment income--Class Y .....................................            --            (46,367)
From paid in capital--Class A ...................................................            --         (3,423,822)
From paid in capital--Class B ...................................................            --           (357,965)
From paid in capital--Class C ...................................................            --           (219,044)
From paid in capital--Class Y ...................................................            --            (80,128)
                                                                                    -------------    -------------
Total dividends and distributions to shareholders ...............................     (12,347,240)     (32,393,667)
                                                                                    -------------    -------------

From beneficial interest transactions:
Net proceeds from the sale of shares ............................................     120,586,427      199,708,865
Cost of shares repurchased ......................................................    (167,626,624)    (390,939,942)
Proceeds from dividends reinvested ..............................................       8,023,294       20,788,759
                                                                                    -------------    -------------
Net decrease in net assets from beneficial interest transactions ................     (39,016,903)    (170,442,318)
                                                                                    -------------    -------------
Net decrease in net assets ......................................................     (56,225,913)    (157,212,821)

Net assets:
Beginning of period .............................................................     479,847,729      637,060,550
                                                                                    -------------    -------------
End of period ...................................................................   $ 423,621,816    $ 479,847,729
                                                                                    =============    =============

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   PaineWebber Investment Series ("Trust") was organized under Massachussetts law by a Declaration of Trust dated December 22, 1986 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company. The Trust currently has one series, PaineWebber Global Income Fund (the "Fund"). The Fund seeks high current income and, secondarily, capital appreciation by investing primarily in high-quality debt securities of foreign and U.S. issuers.

   Currently, the Fund offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structure, ongoing service and/or distribution charges, if any, and certain transfer agency and related expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares approximately six years after initial issuance. All classes of shares have equal rights as to voting privileges except that Class A, Class B and Class C shares each have exclusive voting rights with respect to their service and/or distribution plan. Class Y shares have no service or distribution plan.

   The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

   Valuation of Investments--Securities are valued by an outside pricing service approved by a management committee under the direction of the Board of trustees. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") are valued at the last available sales price, or last bid price available if no sales occur on Nasdaq prior to the time of valuation; other OTC securities are valued at the last bid price available in the OTC market prior to the time of valuation (other than short-term investments that mature in sixty days or less). The amortized cost method of valuation generally is used to value short-term debt instruments with sixty days or less remaining to maturity. Securities and assets for which market quotations are not readily available (including restricted and/or illiquid securities subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Trust's board of trustees. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund's custodian.

   Securities which are listed on stock exchanges are valued at the last sale price on the day the securities are being valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange designated as the primary market by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), an asset management subsidiary of PaineWebber Incorporated ("PaineWebber") and investment advisor, administrator and distributor of the Fund.

   Foreign currency exchange rates are generally determined prior to the close of regular trading on the New York Stock Exchange ("NYSE"). Occasionally events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Fund's net asset value on that day. If events occur materially affecting the value of such securities or currency exchange rates during such time period, the securities will be valued at their fair value as determined in good faith by or under the direction of the Trust's board of trustees.

NOTES TO FINANCIAL STATEMENTS (unaudited)

   Repurchase Agreements--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

   Investment Transactions and Investment Income--Investment transactions are recorded on the trade date. Realized gains and losses from investments and foreign exchange transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted as adjustments to interest income and the identified cost of investments.

   Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class specific expenses are charged directly to the applicable class of shares.

   Foreign Currency Translation--The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (1) market value of investment securities, other assets and liabilities--at the exchange rates prevailing at the end of the period; and (2) purchase and sales of investment securities, income and expenses--at the rates of exchange prevailing on the respective dates of such transactions.

   Although the net assets and the market values of the Fund's securities are presented at the foreign exchange rates at the end of the period, the Fund does not generally isolate the effect of fluctuations in foreign exchange rates from the effect of the changes in market prices of securities. However, the Fund does isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to federal income tax regulations. Certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in or are a reduction of ordinary income in accordance with federal income tax regulations. Net realized foreign currency gain (loss) is treated as ordinary income for income tax reporting purposes. Gains/losses from translating foreign currency denominated assets and liabilities at year-end exchange rates are included in change in unrealized appreciation/depreciation of other assets and liabilities denominated in foreign currencies.

   Forward Foreign Currency Contracts--The Fund may enter into forward foreign currency exchange contracts ("forward contracts") in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund may also use forward currency contracts to enhance income.

   The Fund has no specific limitation on the percentage of assets which may be committed to such contracts. The Fund may enter into forward contracts or maintain a net exposure to forward contracts only if (1) the consummation of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of the position being hedged by such contracts or (2) the Fund maintains cash or liquid securities in a segregated account in an amount not less than the value of its total assets committed to the consummation of the forward contracts and not covered as provided in (1) above, as marked-to-market daily.

   Risks may arise with respect to entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

NOTES TO FINANCIAL STATEMENTS (unaudited)

   Fluctuations in the value of forward contracts are recorded for book purposes as unrealized gains or losses by the Fund. Realized gains and losses include net gains and losses recognized by the Fund on contracts which have matured.

   Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

   Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the Fund is authorized to invest. The ability of the issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country or region.

INVESTMENT ADVISER AND ADMINISTRATOR

   The Trust's board of trustees has approved an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

      Average Daily Net Assets                                      Annual Rate
      ------------------                                            -----------
      Up to $500 million ........................................      0.750%
      In excess of $500 million up to $1.0 billion ..............      0.725
      In excess of $1.0 billion up to $1.5 billion ..............      0.700
      In excess of $1.5 billion up to $2.0 billion ..............      0.675
      Over $2.0 billion .........................................      0.650

   At April 30, 1999, the Fund owed Mitchell Hutchins $263,767 in investment advisory and administration fees.

DISTRIBUTION PLANS

   Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of service and/or distribution pertaining to the Class A, Class B and Class C shares, the Fund pays Mitchell Hutchins monthly service fees at the annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rates of 0.75% and 0.50% of the average daily net assets of Class B and Class C shares, respectively. At April 30, 1999, the Fund owed Mitchell Hutchins $110,160 in service and distribution fees.

   Mitchell Hutchins also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charge paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed the Fund that for the six months ended April 30, 1999, it earned $34,384 in sales charges.

NOTES TO FINANCIAL STATEMENTS (unaudited)

SECURITY LENDING

   The Fund may lend securities up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest, determined on a daily basis and adjusted accordingly. The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund is compensated for the lending of its securities, which is included in interest income, from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. For the six months ended April 30, 1999, the Fund earned $50,837 as compensation for lending its securities and PaineWebber earned $16,915 in compensation as the Fund's lending agent. At April 30, 1999, the Fund owed PaineWebber $1,640 in compensation.

   At April 30, 1999, the Fund's custodian held cash having an aggregate value of $86,842,360 as collateral for portfolio securities loaned having a market value of $83,334,387.

   As of April 30, 1999 the Fund invested the cash collateral in the following money market funds and time deposits:

   Number of Shares/
   Principal Amount                                                      Value
   ----------------                                                  -----------
       45,750,000     Deutsche Bank Time Deposits, 4.906 to
                        4.938%, due 05/03/99 .....................   $45,750,000
        1,280,157     Janus Money Market Fund ....................     1,280,157
          833,420     Liquid Assets Portfolio ....................       833,420
       38,978,742     Mitchell Hutchins Money Market Fund LLC ....    38,978,742
               41     Temp Fund Portfolio ........................            41
                                                                     -----------
                                                                     $86,842,360
                                                                     ===========
BANK LINE OF CREDIT

   The Fund may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until the settlement of sale or purchase of portfolio securities, the repurchase or redemption of shares of the Fund at the request of the shareholders and other temporary or emergency purposes. In connection therewith, the Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. For the six months ended April 30, 1999, the Fund did not borrow under the Facility.

TRANSFER AGENCY RELATED SERVICE FEES

   PaineWebber provides transfer agency related services to the Fund pursuant to a delegation of authority from PFPC, Inc., the Fund's transfer agent, and is compensated for the services by PFPC, Inc., not the Fund. For the six months ended April 30, 1999, PaineWebber received from PFPC, Inc., not the Fund, approximately 57% of the total transfer agency and related service fees collected by PFPC, Inc. from the Fund.

NOTES TO FINANCIAL STATEMENTS (unaudited)

INVESTMENTS IN SECURITIES

   For federal income tax purposes, the cost of securities owned at April 30, 1999 was substantially the same as the cost of securities for financial statement purposes.

   At April 30, 1999, the components of the net unrealized depreciation of investments were as follows:

      Gross appreciation (investments having an excess of value over cost) .........  $  4,715,575
                                                                                      ------------
      Gross depreciation (investments having an excess of cost over value) .........   (11,004,338)
                                                                                      ------------
      Net unrealized depreciation of investments ...................................  $ (6,288,763)
                                                                                      ============

   For the six months ended April 30, 1999, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

      Purchases ....................................................................  $195,692,587
      Sales ........................................................................  $226,056,199

FEDERAL TAX STATUS

   The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

   At October 31, 1998, the Fund had a capital loss carryforward of $20,067,409 available as a reduction, to the extent provided in the regulations, of any future net realized capital gains which expires as follows: $4,313,594 in 2002 and $15,753,815 in 2003. To the extent that such losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

NOTES TO FINANCIAL STATEMENTS (unaudited)

SHARES OF BENEFICIAL INTEREST

   There are an unlimited number of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                        Class A                        Class B
                              ----------------------------   --------------------------
                                Shares          Amount          Shares        Amount
Six Months Ended
April 30, 1999:
Shares sold ..............    11,183,900    $ 115,867,737        22,808    $    237,073
Shares repurchased .......   (15,119,167)    (157,018,216)     (332,104)     (3,451,239)
Dividends reinvested .....       666,476        6,916,160        38,023         393,505
Shares converted from
  Class B to Class A .....       712,479        7,416,835      (715,228)     (7,416,835)
                             -----------    -------------    ----------    ------------
   Net increase (decrease)    (2,556,312)   $ (26,817,484)     (986,501)   $(10,237,496)
                             ===========    =============    ==========    ============

Year Ended
October 31, 1998:
Shares sold ..............    18,902,084    $ 192,414,767        95,631    $    972,655
Shares repurchased .......   (34,229,342)    (348,903,208)   (2,351,256)    (23,943,212)
Dividends reinvested .....     1,667,329       17,033,158       187,992       1,912,285
Shares converted from
  Class B to Class A .....     4,833,973       49,246,777    (4,847,839)    (49,246,777)
                             -----------    -------------    ----------    ------------
Net decrease .............    (8,825,956)   $ (90,208,506)   (6,915,472)   $(70,305,049)
                             ===========    =============    ==========    ============


                                      Class C                         Class Y
                             --------------------------      --------------------------
                                Shares         Amount         Shares          Amount
Six Months Ended
April 30, 1999:
Shares sold ..............        55,711    $   588,112       375,190      $  3,893,505
Shares repurchased .......      (383,094)    (4,007,555)     (302,880)       (3,149,614)
Dividends reinvested .....        40,535        419,537        28,361           294,092
Shares converted from
  Class B to Class A .....          --             --            --                --
                             -----------    -----------      --------      ------------
   Net increase (decrease)      (286,848)   $(2,999,906)      100,671      $  1,037,983
                             ===========    ===========      ========      ============

Year Ended
October 31, 1998:
Shares sold ..............       294,545    $ 3,016,400       322,167      $  3,305,043
Shares repurchased .......    (1,309,976)   (13,377,478)     (460,229)       (4,716,044)
Dividends reinvested .....       122,674      1,249,744        58,095           593,572
Shares converted from
  Class B to Class A .....          --             --            --                --
                             -----------    -----------      --------      ------------
Net decrease .............   $  (892,757)   $(9,111,334)      (79,967)     $   (817,429)
                             ===========    ===========      ========      ============

PAINEWEBBER GLOBAL INCOME FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                         Class A
                                                          -------------------------------------------------------------------
                                                           For the
                                                          Six Months
                                                            Ended                 For the Years Ended October 31,
                                                        April 30, 1999 -----------------------------------------------------
                                                         (unaudited)    1998      1997       1996       1995          1994
                                                         -----------  -------   --------   --------   --------       -------
Net asset value, beginning of period ............         $  10.58    $ 10.27   $  10.46   $  10.35   $   9.99       $ 10.97
                                                          --------    -------   --------   --------   --------       -------

Net investment income ...........................             0.29@      0.62@      0.69@      0.72@      0.77@         0.72
Net realized and unrealized gains (losses)
  from investments and foreign currency .........            (0.40)@     0.32@     (0.19)@     0.13@      0.31@        (1.05)
                                                          --------    -------   --------   --------   --------       -------

Net increase (decrease) from
  investment transactions .......................            (0.11)      0.94       0.50       0.85       1.08         (0.33)
                                                          --------    -------   --------   --------   --------       -------

Dividends from net investment income ............            (0.29)     (0.50)     (0.54)     (0.74)     (0.72)        (0.33)
Distributions in excess of net
  investment income .............................               --      (0.05)     (0.06)        --         --            --
Distributions from paid in capital ..............               --      (0.08)     (0.09)        --         --         (0.32)
                                                          --------    -------   --------   --------   --------       -------

Total dividends and distributions
  to shareholders ...............................            (0.29)     (0.63)     (0.69)     (0.74)     (0.72)        (0.65)
                                                          --------    -------   --------   --------   --------       -------

Net asset value, end of period ..................         $  10.18    $ 10.58   $  10.27   $  10.46   $  10.35       $  9.99
                                                          --------    -------   --------   --------   --------       -------
                                                          --------    -------   --------   --------   --------       -------

Total investment return(1) ......................            (1.07)%     9.51%      4.99%      8.60%     11.09%        (3.10)%
                                                          --------    -------   --------   --------   --------       -------
                                                          --------    -------   --------   --------   --------       -------
Ratios/supplemental data:
Net assets, end of period (000's) ...............         $366,605   $408,190   $486,718   $549,932   $663,022      $611,855
Expenses to average net assets ..................             1.15%*     1.24%      1.21%      1.27%      1.24%(2)      1.17%
Net investment income to average net assets .....             5.68%*     6.07%      6.66%      6.88%      7.47%(2)      6.94%
Portfolio turnover rate .........................              47%         93%       172%       126%       113%          108%

----------

*    Annualized

@    Calculated using the average monthly shares outstanding for the period

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

(2)  These ratios include non-recurring acquisition expenses of 0.04%.

PaineWebber Global Income Fund

                                                                                          Class B
                                                       --------------------------------------------------------------------------
                                                          For the
                                                        Six Months
                                                           Ended                 For the Years Ended October 31,
                                                      April 30, 1999   ----------------------------------------------------------
                                                       (unaudited)      1998        1997         1996        1995         1994
                                                        --------       -------    -------     ---------    --------     ---------
Net asset value, beginning of period ............       $  10.54       $ 10.24    $ 10.44     $   10.31    $   9.96     $   10.95
                                                        --------       -------    -------     ---------    --------     ---------

Net investment income ...........................           0.24@         0.51@      0.58@         0.64@       0.69@         0.86
Net realized and unrealized gains (losses)
  from investments and foreign currency .........          (0.40)@        0.33@     (0.17)@        0.15@       0.30@        (1.28)
                                                        --------       -------    -------     ---------    --------     ---------

Net increase (decrease) from
  investment transactions .......................          (0.16)         0.84       0.41          0.79        0.99         (0.42)
                                                        --------       -------    -------     ---------    --------     ---------

Dividends from net investment income ............          (0.24)        (0.43)     (0.48)        (0.66)      (0.64)        (0.29)
Distributions in excess of net
  investment income .............................             --         (0.04)     (0.05)           --          --            --
Distributions from paid in capital ..............             --         (0.07)     (0.08)           --          --         (0.28)
                                                        --------       -------    -------     ---------    --------     ---------

Total dividends and distributions
  to shareholders ...............................          (0.24)        (0.54)     (0.61)        (0.66)      (0.64)        (0.57)
                                                        --------       -------    -------     ---------    --------     ---------

Net asset value, end of period ..................       $  10.14       $ 10.54    $ 10.24     $   10.44    $  10.31      $   9.96
                                                        --------       -------    -------     ---------    --------     ---------
                                                        --------       -------    -------     ---------    --------     ---------

Total investment return(1) ......................          (1.50)%        8.53%      4.11%         7.95%      10.24%        (3.90)%
                                                        --------       -------    -------     ---------    --------     ---------
                                                        --------       -------    -------     ---------    --------     ---------
Ratios/supplemental data:
Net assets, end of period (000's) ...............       $ 22,189       $33,478   $103,312     $ 307,577    $484,534      $725,553
Expenses to average net assets ..................           2.04%*        2.13%      1.99%         1.99%       2.00%(2)      1.94%
Net investment income to average net assets .....           4.76%*        5.16%      5.83%         6.14%       6.71%(2)      6.05%
Portfolio turnover rate .........................             47%           93%       172%          126%        113%          108%

                                                                                          Class C
                                                        ------------------------------------------------------------------------
                                                         For the
                                                        Six Months
                                                          Ended                     For the Years Ended October 31,
                                                       April 30, 1999 ----------------------------------------------------------
                                                        (unaudited)     1998      1997       1996         1995           1994
                                                        ----------    -------   -------    --------      -------       ---------
Net asset value, beginning of period ............        $ 10.58      $ 10.26   $ 10.45    $  10.33      $  9.98       $   10.96
                                                         -------      -------   -------    --------      -------       ---------

Net investment income ...........................           0.27@        0.56@     0.63@       0.67@        0.71@           0.70
Net realized and unrealized gains (losses)
  from investments and foreign currency .........          (0.42)@       0.33@    (0.18)@      0.14@        0.31@          (1.09)
                                                         -------      -------   -------    --------      -------       ---------

Net increase (decrease) from investment
  transactions ..................................          (0.15)        0.89      0.45        0.81         1.02           (0.39)
                                                         -------      -------   -------    --------      -------       ---------

Dividends from net investment income ............          (0.26)       (0.46)    (0.50)      (0.69)       (0.67)          (0.30)
Distributions in excess of net
  investment income .............................             --        (0.04)    (0.06)         --           --              --
Distributions from paid in capital ..............             --        (0.07)    (0.08)         --           --           (0.29)
                                                         -------      -------   -------    --------      -------       ---------

Total dividends and distributions
  to shareholders ...............................          (0.26)       (0.57)    (0.64)      (0.69)       (0.67)          (0.59)
                                                         -------      -------   -------    --------      -------       ---------

Net asset value, end of period ..................        $ 10.17      $ 10.58   $ 10.26    $  10.45      $ 10.33       $    9.98
                                                         -------      -------   -------    --------      -------       ---------
                                                         -------      -------   -------    --------      -------       ---------

Total investment return(1) ......................          (1.41)%       9.01%     4.48%       8.12%       10.49%          (3.56)%
                                                         -------      -------   -------    --------      -------       ---------
                                                         -------      -------   -------    --------      -------       ---------

Ratios/supplemental data:
Net assets, end of period (000's) ...............        $24,622      $28,633   $36,935    $ 50,928      $71,329       $  92,480
Expenses to average net assets ..................           1.65%*       1.77%     1.69%       1.73%        1.75%(2)        1.68%
Net investment income to average net assets .....           5.17%*       5.54%     6.17%       6.40%        6.96%(2)        6.34%
Portfolio turnover rate .........................             47%          93%      172%        126%         113%            108%


PAINEWEBBER GLOBAL INCOME FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                       Class Y
                                                      ----------------------------------------------------------------------
                                                      For the Six
                                                         Months
                                                          Ended                For the Years Ended October 31,
                                                      April 30, 1999  ------------------------------------------------------
                                                        (unaudited)    1998        1997        1996        1995        1994
                                                         ---------    ------      ------      ------      ------      ------
Net asset value, beginning of period ..................  $ 10.58      $10.27     $ 10.49     $ 10.35     $  9.99     $ 10.97
                                                         -------      ------     -------     -------     -------     -------
Net investment income .................................     0.31@       0.65@       0.71@       0.75@       0.78@       0.75
Net realized and unrealized gains (losses) from
  investments and foreign currency ....................    (0.41)@      0.32@      (0.21)@      0.17@       0.32@      (1.06)
                                                         -------      ------     -------     -------     -------     -------
Net increase (decrease) from investment transactions ..    (0.10)@      0.97        0.50        0.92        1.10       (0.31)
                                                         -------      ------     -------     -------     -------     -------
Dividends from net investment income ..................    (0.31)      (0.52)      (0.56)      (0.78)      (0.74)      (0.34)
Distributions in excess of net investment income ......      --        (0.05)      (0.06)        --          --          --
Distributions from paid in capital ....................      --        (0.09)      (0.10)        --          --        (0.33)
                                                         -------      ------     -------     -------     -------     -------
Total dividends and distributions to shareholders .....    (0.31)      (0.66)      (0.72)      (0.78)      (0.74)      (0.67)
                                                         -------      ------     -------     -------     -------     -------
Net asset value, end of period ........................  $ 10.17      $10.58     $ 10.27     $ 10.49     $ 10.35     $  9.99
                                                         =======      ======     =======     =======     =======     =======
Total investment return(1) ............................    (1.00)%      9.89%       5.20%       9.25%      11.39%      (2.86)%
                                                         =======      ======     =======     =======     =======     =======

Ratios/supplemental data:

Net assets, end of period (000's) ..................     $10,206      $9,547     $10,096     $13,077     $16,613     $12,975
Expenses to average net assets .....................        0.82%*      0.96%       0.94%       0.96%       0.95%(2)    0.88
Net investment income to average net assets ........        6.01%*      6.35%       6.93%       7.19%       7.77%(2)    7.23
Portfolio turnover rate ............................          47%         93%        172%        126%        113%        108

---------------
 *   Annualized

 @   Calculated using the average monthly shares outstanding for the period

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include program fees; results would be lower if program fees were included. Total investment return for periods of less than one year has not been annualized.

(2)  These ratios include non-recurring acquisition expenses of 0.04%.

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


                       [This Page Intentionally Blank.]

===============================================================================
BOARD OF TRUSTEES
E. Garrett Bewkes, Jr.
Chairman                          Meyer Feldberg
Margo N. Alexander                George W. Gowen
Richard Q. Armstrong              Frederic V. Malek
Richard R. Burt                   Carl W. Schafer
Mary C. Farrell                   Brian M. Storms


PRINCIPAL OFFICERS
Margo N. Alexander                Paul H. Schubert
President                         Vice President and Treasurer

Victoria E. Schonfeld             Dennis L. McCauley
Vice President                    Vice President

Dianne E. O'Donnell               Stuart Waugh
Vice President and Secretary      Vice President


INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR
Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019

This report is not to be used in conjunction with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

The financial information included herein is taken from the records of the Fund without examination by independent auditors who do not express an opinion thereof.

A prospectus containing more complete information for any of the Funds listed on the back cover can be obtained from a PaineWebber investment executive or corresponding firm. Read the prospectus carefully before investing.

====

PaineWebber offers a family of 27 funds which encompass a diversified range of investment goals.

BOND FUNDS
o  High Income Fund
o  Investment Grade Income Fund
o  Low Duration U.S. Government Income Fund
o  Strategic Income Fund
o  U.S. Government Income Fund

TAX-FREE BOND FUNDS
o  California Tax-Free Income Fund
o  Municipal High Income Fund
o  National Tax-Free Income Fund
o  New York Tax-Free Income Fund

STOCK FUNDS
o  Financial Services Growth Fund
o  Growth Fund
o  Growth and Income Fund
o  Mid Cap Fund
o  Small Cap Fund
o  S&P 500 Index Fund
o  Tax-Managed Equity Fund
o  Utility Income Fund

ASSET ALLOCATION FUNDS
o  Balanced Fund
o  Tactical Allocation Fund

GLOBAL FUNDS
o  Asia Pacific Growth Fund
o  Emerging Markets Equity Fund
o  Global Equity Fund
o  Global Income Fund

MITCHELL HUTCHINS PORTFOLIOS
o  Aggressive Portfolio
o  Moderate Portfolio
o  Conservative Portfolio

PAINEWEBBER MONEY MARKET FUND


                               [PAINEWEBBER LOGO]
                   (Copyright) 1999 PaineWebber Incorporated
                                  Member SIPC



PaineWebber

-------------------------------------------------------------------------------
GLOBAL INCOME

FUND


APRIL 30, 1999


SEMIANNUAL REPORT